Securities	6 Months Ended
Apr. 30, 2019
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Securities

NOTE 5: SECURITIES

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at April 30, 2019 and October 31, 2018.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)	As at
	April 30, 2019				October 31, 2018
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value
Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$10,978	$34	$(3)	$11,009	$12,740	$38	$(47)	$12,731
Provinces	11,705	78	(20)	11,763	9,443	75	(11)	9,507
U.S. federal, state, municipal governments, and agencies debt	45,226	156	(130)	45,252	45,857	265	(356)	45,766
Other OECD government guaranteed debt	18,131	50	(4)	18,177	20,034	65	(3)	20,096
Mortgage-backed securities	6,051	45	–	6,096	6,575	59	(1)	6,633
	92,091	363	(157)	92,297	94,649	502	(418)	94,733
Other debt securities
Asset-backed securities	20,000	61	(25)	20,036	21,901	87	(19)	21,969
Non-agency collateralized mortgage obligation portfolio	311	–	–	311	471	1	–	472
Corporate and other debt	8,257	36	(25)	8,268	8,534	31	(58)	8,507
	28,568	97	(50)	28,615	30,906	119	(77)	30,948
Total debt securities	120,659	460	(207)	120,912	125,555	621	(495)	125,681
Equity securities
Common shares	1,616	30	(28)	1,618	1,725	118	(39)	1,804
Preferred shares	305	5	(49)	261	376	20	(26)	370
	1,921	35	(77)	1,879	2,101	138	(65)	2,174
Total securities at fair value through other comprehensive income	$122,580	$495	$(284)	$122,791	$127,656	$759	$(560)	$127,855

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended		For the six months ended
	April 30, 2019	October 31, 2018	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
		Fair value	Dividend income recognized		Dividend income recognized
Common shares	$1,618	$1,804	$20	$17	$40	$33
Preferred shares	261	370	3	4	7	8
Total	$1,879	$2,174	$23	$21	$47	$41

The Bank disposed of certain equity securities in line with the Bank's investment strategy with a fair value of $133 million and $312 million during the three and six months ended April 30, 2019, respectively (three and six months ended April 30, 2018 – $10 million and $14 million, respectively). The Bank realized a cumulative gain of $44 million and $68 million during the three and six months ended April 30, 2019, respectively (three and six months ended April 30, 2018 – nil and $2 million, respectively) on disposal of these equity securities and recognized dividend income of $1 million and $3 million during the three and six months ended April 30, 2019, respectively (three and six months ended April 30, 2018 – nil).

Net Securities Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Debt securities at amortized cost
Net realized gains (losses)	$–	$30	$44	$30
Debt securities at fair value through other comprehensive income
Net realized gains (losses)	35	3	(20)	6
Total	$35	$33	$24	$36

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a borrower risk rating and facility risk rating, as detailed in the shaded area of the "Managing Risk" section of the 2018 MD&A. This system is used to assess all non-retail exposures, including debt securities.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
	April 30, 2019					October 31, 2018
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$230,279	$–	$	n/a	$230,279	$230,488	$–	$	n/a	$230,488
Non-Investment grade	2,138	40		n/a	2,178	2,140	54		n/a	2,194
Watch and classified	n/a	–		n/a	–	n/a	11		n/a	11
Default	n/a	n/a		–	–	n/a	n/a		234	234
Total debt securities	232,417	40		–	232,457	232,628	65		234	232,927
Allowance for credit losses on debt securities at amortized cost	1	–		–	1	1	4		70	75
Debt securities, net of allowance	$232,416	$40		$–	$232,456	$232,627	$61		$164	$232,852

As at April 30, 2019, the allowance for credit losses on debt securities was $4 million (October 31, 2018 – $80 million), comprising of $1 million (October 31, 2018 – $75 million) for debt securities at amortized cost (DSAC) and $3 million (October 31, 2018 – $5 million) for debt securities at FVOCI. For the three and six months ended April 30, 2019, the Bank reported a provision for credit losses of nil (three and six months ended April 30, 2018 – recovery of credit losses of $2 million) on DSAC. For the three and six months ended April 30, 2019, the Bank reported a recovery of credit losses of $2 million (three and six months ended April 30, 2018 – provision for credit losses of $16 million and $20 million, respectively) on debt securities at FVOCI.